TWENTIETH CENTURY

                                Premium Reserves

                                      Funds

                                Semiannual Report

                                  SEPTEMBER 30,
                                      1996


                           PREMIUM GOVERNMENT RESERVE

                             PREMIUM CAPITAL RESERVE

                              PREMIUM MANAGED BOND
--------------------------------------------------------------------------------


                    TWENTIETH CENTURY PREMIUM RESERVES, INC.

                                  [front cover]



                                  [blank page]


                                                              SEPTEMBER 30, 1996
--------------------------------------------------------------------------------
TABLE OF CONTENTS

Our  Message to You ...........................................................2

Investment Philosophy .........................................................3

Period Overview ...............................................................4

Investment Review

   Premium Government Reserve & Premium Capital Reserve .......................5

   Premium Managed Bond .......................................................7

Schedules of Investments

   Premium Government Reserve .................................................9

   Premium Capital Reserve ....................................................9

   Premium Managed Bond ......................................................11

Statements of Assets and Liabilities .........................................14

Statements of Operations .....................................................15

Statements of Changes in Net Assets ..........................................16

Notes to Financial Statements ................................................18

Financial Highlights .........................................................20


IMPORTANT NOTICE FOR ALL IRA AND 403(B) SHAREHOLDERS

Any distribution you receive from an ira and certain 403(b) distributions [those not eligible for rollover to an ira or to another 403(b)] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold this amount, you may send us a written election not to have federal income tax withheld. Your written election is valid for six months from the date of receipt by Twentieth Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount, unless we have received a written election not to withhold within six months prior to the withdrawal.

When you plan to withdraw, you may make your election by completing our conversions/redemptions form or an irs form w-4p. Call Twentieth Century for either form. Your written election is valid for only six months from the date of receipt by twentieth century. You may revoke your election at any time by sending a written notice to us.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

INDEX USED FOR PERFORMANCE COMPARISON
The index listed below is used in this report to serve as a comparison for the performance of a fund.

THE LEHMAN AGGREGATE BOND INDEX is a combination of the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index. It reflects the price fluctuations of Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. It is not an investment product available for purchase.


                                       1


--------------------------------------------------------------------------------
OUR MESSAGE TO YOU

During the six months ended September 30, 1996, the watchword in the U.S.
bond market was UNCERTAINTY. Mixed signals about the U.S. economy led to widely varying expectations about the Federal Reserve's interest rate policy. The ultimate result was sluggish bond performance.

[photo of James E. Stowers and James E. Stowers III]

In such uncertain conditions, individual investors can understandably be concerned about making wise financial decisions. However, at Twentieth Century we have long believed that investors are best served by adopting a sensible long-term investment plan and remaining true to this blueprint.

The prevailing uncertain environment also underscores the importance of quality. Higher-quality securities tend to provide more price stability than lower-quality instruments with comparable maturities. This stability can be reassuring when the market is gyrating on a daily basis. By emphasizing quality investments and long-term results, the Premium Reserves Funds endeavor to meet their goal of consistent performance.

Our commitment to quality securities is exemplified by the expansion of our credit research team. The five members of this team carry out in-depth analysis on all securities considered for purchase by Twentieth Century/Benham money market and bond funds. Over the past year, the team established a new credit management system that defines investment limits to cap our funds' exposure to individual issuers, countries or industries. The team plays a crucial role in the management of the Premium Reserves Funds, helping to identify quality securities with undervalued credit ratings.

A milestone was reached in September with the completion of the operational integration of Twentieth Century and The Benham Group. As a result, you now have direct access to a broader spectrum of funds and services, including the Benham family of U.S. Treasury, government and municipal money market and bond funds. Another integration benefit is the Twentieth Century Web site. If you own or have access to a personal computer, we've made it easier for you to get information about the Twentieth Century and Benham funds and make transactions in your fund accounts. The Web site address is: http://www.twentieth-century.com. You can view account balances, exchange money between existing accounts and make additional investments, all on a personal computer. We are one of the first mutual fund companies to offer direct on-line transactions via the Internet.

We will continue to work to provide you with useful, convenient information and services. Thank you for investing with us.

Sincerely,


[signature of James E. Stowers]
James E. Stowers
CHAIRMAN OF THE BOARD AND FOUNDER

[signature of James E. Stowers III]
James E. Stowers III
PRESIDENT


                                       2



                                                              SEPTEMBER 30, 1996
--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

For investors with substantial investable assets, the Twentieth Century Premium Reserves Funds provide conservatively managed fixed-income investment opportunities. Each fund requires a minimum investment of $100,000 and has an all-inclusive management fee of 0.45%.

The strengths of the Premium Reserves Funds are conservative investment policies and quality securities. The funds' management team focuses on purchasing quality securities and limits the funds' investments in leveraged derivatives or other inherently speculative instruments.

--------------------------------------------------------------------------------
MONEY MARKET FUNDS

The Premium Reserves money market funds must meet strict credit and maturity guidelines. At least 75% of the securities in each money market fund must be rated P-1 by Moody's Investors Service, Inc. and A-1 by Standard & Poor's Corporation. In addition, both funds must maintain a weighted average maturity of 90 days or less.

PREMIUM GOVERNMENT RESERVE, a money market fund that invests in U.S. government securities, seeks to protect an investor's principal and provide current income by investing primarily in money market instruments backed by the federal government and its agencies. These fixed-income securities, which mature in 13 months or less, are considered among the safest investments available.

PREMIUM CAPITAL RESERVE, a general money market fund, seeks to provide the highest possible current income while preserving an investor's principal. The fund invests in a wide variety of short-term notes, bonds or debentures, including commercial paper, certificates of deposit and U.S. government and agency securities.


--------------------------------------------------------------------------------
BOND FUND

PREMIUM MANAGED BOND, a diversified bond fund, is managed for investors who seek a high level of current income and can accept a moderate degree of price fluctuation. The fund may invest in corporate, government, agency and other fixed-income securities rated Baa or above by Moody's and BBB or above by Standard & Poor's. The fund may invest in bonds of any maturity, and its weighted average duration is required to be 3.5 years or longer.

The fund management team regularly compares the fund's portfolio to a customized index that approximates the historical average weightings of A-rated bond funds. The index's largest weighting is investment-grade corporate bonds, but it also includes Treasury bonds, mortgage-backed securities and cash. The index is reviewed frequently to ensure its continued validity.

PORTFOLIO MANAGEMENT TEAM
--------------------------------------------------------------------------------

Bud Hoops, Senior Portfolio Manager

Bob Gahagan, Senior Portfolio Manager

Jeffrey Houston, Portfolio Manager


                                       3


--------------------------------------------------------------------------------
PERIOD OVERVIEW

U.S. ECONOMY

U.S. economic growth picked up speed during the six months ended September 30, 1996. An improving retail sector, surging auto sales and a resilient housing market helped the economy expand at an impressive 4.7% annual rate in the second quarter of the year. The economy remained strong throughout the summer as healthy employment growth sent the national unemployment rate to a six-year low of 5.1%. However, signs of economic weakness began to appear late in the period, leading to some uncertainty about the rate of growth going forward.

[line graph-data described below]

Despite accelerating economic growth, inflation remained tame during the period. For the first nine months of 1996, inflation (as measured by the consumer price index) rose at an annualized rate of 3.2%, slightly higher than the 2.7% rate for the first nine months of 1995. As a result of this lack of inflationary pressure, the Federal Reserve (the Fed) held short-term interest rates steady throughout the six-month period.

U.S. BOND MARKET

Despite some occasional volatility, the U.S. bond market held relatively steady during the six-month period. Uncertainty about the strength of the U.S. economy and Fed interest rate policy led to constantly changing market expectations. Overall, however, bond yields remained in a fairly narrow range throughout the period; for example, the 30-year Treasury bond yield hovered between 6.75% and 7.25%.

As the accompanying chart illustrates, bond yields rose by 25-30 basis points (a basis point equals 0.01%) across the maturity spectrum during the six-month period. Most of this rise occurred in April and May, when evidence of strong economic growth sent bond yields soaring. The 30-year Treasury bond yield, which had fallen as low as 6% in January, rose above 7% in May. By the end of June, bond yields reflected expectations of a short-term interest rate increase by the Fed. During the latter half of the period, bonds traded listlessly, reflecting the market's uncertainty about the economic outlook.

Mortgage-backed securities were the top-performing fixed-income sector during the six-month period. In the relatively steady interest rate environment, the higher yields of mortgage-backed securities proved to be an advantage over the rest of the fixed-income market. Among other bond sectors, corporate bonds outperformed Treasury and government securities. The strengthening economy led to improving business conditions and better credit quality among corporate securities, which in turn enhanced the price gains of corporate bonds.

[graph data]
TREASURY YIELD CURVE
Years              3/31/96              9/30/96
1                    5%                   6%
2                    6%                   6%
3                    6%                   6%
4                    6%                   6%
5                    6%                   6%
6                    6%                   7%
7                    6%                   7%
8                    6%                   7%
9                    6%                   7%
10                   6%                   7%
11                   6%                   7%
12                   6%                   7%
13                   6%                   7%
14                   7%                   7%
15                   7%                   7%
16                   7%                   7%
17                   7%                   7%
18                   7%                   7%
19                   7%                   7%
20                   7%                   7%
21                   7%                   7%
22                   7%                   7%
23                   7%                   7%
24                   7%                   7%
25                   7%                   7%
26                   7%                   7%
27                   7%                   7%
28                   7%                   7%
29                   7%                   7%
30                   7%                   7%


                                        4


                                                              SEPTEMBER 30, 1996
--------------------------------------------------------------------------------
PREMIUM GOVERNMENT RESERVE & PREMIUM CAPITAL RESERVE

--------------------------------------------------------------------------------
MANAGEMENT Q & A

An interview with Bob Gahagan, a senior portfolio manager on the Premium Reserves management team.

Q:   HOW DID THE FUNDS PERFORM?

A: The funds produced returns competitive with their peer groups. Premium Government Reserve posted a total return of 2.51% for the six months ended September 30, 1996, compared to the 2.50% average return for the 79 " Institutional Government Money Market Funds" tracked by Lipper Analytical Services. Premium Capital Reserve produced a total return of 2.55% during the six-month period, compared to the 2.54% average return for the 162 " Institutional Money Market Funds" tracked by Lipper.

Q:   HOW WERE THE FUNDS POSITIONED DURING THE PERIOD?

A: We positioned the funds defensively because of the widespread uncertainty about short-term interest rate trends. For most of the period, we kept the funds' average maturities in a range of 30-40 days, compared to a neutral position of 40-45 days. With the market anticipating an eventual short-term interest rate increase by the Federal Reserve, the funds were positioned to respond quickly to a rise in interest rates.

     To enhance the funds' responsiveness to interest rate changes, we increased their holdings of corporate and government agency floating-rate notes (known as "floaters"). Floaters reset their interest rates on a periodic (usually monthly) basis, so their yields tend to quickly reflect rising interest rates. At the start of the period, each fund

PREMIUM GOVERNMENT RESERVE

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS  (as of September 30, 1996)

                            PREMIUM                                90-day
                      GOVERNMENT RESERVE                   Treasury Bill Index*
                      ------------------                   --------------------
 6 Months(+)               2.51%                                    2.56%

 1 Year                    5.19%                                    5.20%

 Inception                 4.39%                                    4.59%
 4/1/93 to 9/30/96

 (+)Actual


--------------------------------------------------------------------------------
SEVEN-DAY CURRENT YIELD
(as of September 30, 1996)

Premium Government Reserve       4.88%

--------------------------------------------------------------------------------
ASSET ALLOCATION (as of September 30, 1996)

[pie chart]
Other U.S. Government Agency Securities 33%
U.S. Government Agency Discount Notes 67%

Percent of fund investments.

*Source: Lipper Analytical Services, Inc.

Investments in these funds are not insured, nor are they guaranteed by the U.S. government. While each fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so.



                                      QUICK

                                   FUND FACTS

       ------------------------------------------------------------------

                           PREMIUM GOVERNMENT RESERVE
       ------------------------------------------------------------------



 STRATEGY: High level of current income consistent with principal preservation.

                          INCEPTION DATE: April 1, 1993

                 SIZE: $29.3 million (AS OF SEPTEMBER 30, 1996)

                  WEIGHTED AVERAGE PORTFOLIO MATURITY: 34 days

                                        5


--------------------------------------------------------------------------------
PREMIUM GOVERNMENT RESERVE & PREMIUM CAPITAL RESERVE

had less than 10% of assets invested in floaters; by the end of the period, floaters made up about 15% of each fund's portfolio.

Q: LOOKING AHEAD, WHAT IS YOUR OUTLOOK FOR MONEY MARKET YIELDS OVER THE NEXT SIX MONTHS?

A: The jury is still out on the U.S. economy. During the first half of 1996, economic growth was strong, but inflation remained low. Now, however, growth appears to be slowing, while inflation may be on the rise--for example, recent government reports have shown evidence of increasing wages. The overall market now appears less convinced that the Fed will raise short-term rates before the end of 1996, but it's still a possibility if we see additional inflationary pressures.

     We anticipate upcoming economic data to continue to paint a mixed picture of the economy, creating uncertainty about future Fed policy. Therefore, we expect to see continued volatility in money market yields.

Q:   GIVEN THIS OUTLOOK, WHAT ARE YOUR PLANS FOR THE FUND GOING FORWARD?

A: We intend to continue managing the funds' average maturities from a short-to-neutral stance until the dust settles. However, we may occasionally extend the funds' average maturities to take advantage of temporary yield increases caused by shifting market sentiment. We will also continue to invest a portion of the portfolios in floaters to enhance the funds' responsiveness to changing interest rates.

PREMIUM CAPITAL RESERVE

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
 (as of September 30, 1996)

                          PREMIUM              90-day
                     CAPITAL RESERVE     Treasury Bill Index*

 6 Months(+)             2.55%                 2.56%

 1 Year                  5.27%                 5.20%

 Inception               4.46%                 4.59%
 4/1/93 to 9/30/96

 (+)Actual

-------------------------------------------------------------------------------
SEVEN-DAY CURRENT YIELD
(as of September 30, 1996)

Premium Capital Reserve         5.06%

------------------------------------------------------------------------------
ASSET ALLOCATION
(as of September 30, 1996)

[pie chart]
Certificates of Deposit 2%
Other Corporate Debt 6%
Commercial Paper 82%
U.S. Government Agency Securities 10%

Percent of fund investments.

*Source: Lipper Analytical Services, Inc.

Investments in these funds are not insured, nor are they guaranteed by the U.S. government. While each fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so.


                                      QUICK

                                   FUND FACTS

       ------------------------------------------------------------------

                             PREMIUM CAPITAL RESERVE
       ------------------------------------------------------------------

 STRATEGY: High level of current income consistent with principal preservation.

                         INCEPTION DATE: April 1, 1993

                SIZE: $134.2 million (AS OF SEPTEMBER 30, 1996)

                  WEIGHTED AVERAGE PORTFOLIO MATURITY: 35 days


Premium Government Reserve and Premium Capital Reserve schedules of investments begin on page 9.

                                        6


                                                              SEPTEMBER 30, 1996
--------------------------------------------------------------------------------
PREMIUM MANAGED BOND
--------------------------------------------------------------------------------
MANAGEMENT Q & A

An interview with Bud Hoops, a senior portfolio manager on the Premium Reserves management team.

Q:   HOW DID THE FUND PERFORM?

A: Premium Managed Bond's return reflected the sluggish performance of the overall bond market, but the fund continued to perform well relative to its peer group. For the six-month period ended September 30, 1996, the fund posted a total return of 2.04%, compared to the 1.95% average return of the 117 "A-Rated Debt Funds" tracked by Lipper Analytical Services.

Q:   HOW WAS THE FUND POSITIONED DURING THE PERIOD?

A: We positioned the fund to make the most of the prevailing economic conditions--strong economic growth accompanied by low levels of inflation. The fund started the period in a neutral position, with a duration of 5.3 years. But as evidence of strong economic growth persisted and the market began to expect a short-term interest rate hike by the Federal Reserve, we shifted to a more defensive posture, shortening the fund's duration to 5.0 years.

     We also selectively added BBB-rated corporate bonds to the fund's portfolio. In addition to their relatively high yields, many BBB-rated securities reaped significant price gains from credit rating upgrades as corporate credit conditions improved. We worked closely with our corporate credit research team to seek out the most likely candidates for upgrades.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(as of September 30, 1996)

                            PREMIUM                   Lehman
                          MANAGED BOND              Aggregate*

6 Months(+)                  2.04%                    2.43%

1 Year                       4.49%                    4.90%

Inception                    5.34%                    5.84%
4/1/93 to 9/30/96

 (+)Actual

--------------------------------------------------------------------------------
ASSET ALLOCATION
(as of September 30, 1996)

[pie chart]

Cash 2%
Sovereign Governments & Agencies 9%
Mortgage-Backed Securities 15%
U.S. Treasury Securities 31%
Corporate Bonds 43%

Percent of fund investments.


--------------------------------------------------------------------------------
$100,000 OVER LIFE OF FUND

[line graph]

Value on 9/30/96:
----------------
$119,980 PREMIUM MANAGED BOND

$121,960 LEHMAN AGGREGATE*

$100,000  investment made on 4/1/93
(Inception date)

                                                PREMIUM              LEHMAN AGG
                                              MANAGED BOND           BOND INDEX*

Apr  1, 93                                     $100000                  $100000
Apr 30, 93                                      100740                   100700
May 31, 93                                      100300                   100820
Jun 30, 93                                      101870                   102650
Jul 31, 93                                      102460                   103230
Aug 31, 93                                      104460                   105040
Sep 30, 93                                      104620                   105330
Oct 31, 93                                      104890                   105720
Nov 30, 93                                      104020                   104820
Dec 31, 93                                      104530                   105390
Jan 31, 94                                      105970                   106820
Feb 28, 94                                      103370                   104960
Mar 31, 94                                      100910                   102370
Apr 30, 94                                       99910                   101550
May 30, 94                                       99770                   101540
Jun 30, 94                                       99530                   101320
Jul 31, 94                                      101650                   103330
Aug 31, 94                                      101540                   103460
Sep 30, 94                                      100020                   101930
Oct 31, 94                                       99810                   101840
Nov 30, 94                                       99590                   101620
Dec 31, 94                                      100250                   102320
Jan 31, 95                                      102120                   104340
Feb 28, 95                                      104630                   106820
Mar 31, 95                                      105430                   107480
Apr 30, 95                                      106990                   108980
May 31, 95                                      111950                   113200
Jun 30, 95                                      112630                   114030
Jul 31, 95                                      112070                   113770
Aug 31, 95                                      113680                   115150
Sep 30, 95                                      114820                   116270
Oct 31, 95                                      116560                   117780
Nov 30, 95                                      118530                   119540
Dec 31, 95                                      120400                   121220
Jan 31, 96                                      121110                   122030
Feb 29, 96                                      118510                   119910
Mar 31, 96                                      117580                   119070
Apr 30, 96                                      116750                   118400
May 31, 96                                      116420                   118160
Jun 30, 96                                      117860                   119750
Jul 31, 96                                      118130                   120080
Aug 31, 96                                      117910                   119880
Sep 30, 96                                      119980                   121960

Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.
*Source: Lipper Analytical Services, Inc.

                                      QUICK

                                   FUND FACTS
       ------------------------------------------------------------------
                              PREMIUM MANAGED BOND
       ------------------------------------------------------------------

                                   STRATEGY:
                         High level of current income.

                                INCEPTION DATE:
                                 April 1, 1993

                               SIZE:$20.0 million
                           (as of September 30, 1996)

                                        7


--------------------------------------------------------------------------------
PREMIUM MANAGED BOND

Q: DESPITE THE INCREASE IN BBB-RATED CORPORATE BONDS, THE FUND'S OVERALL HOLDING OF CORPORATE SECURITIES DECLINED. WHY?

A: In general, we believe that corporate bonds are becoming overvalued compared to Treasury and government bonds. Corporate bonds typically offer higher yields as compensation for increased credit risk, but improving corporate credit quality has caused the "spreads" between corporate and Treasury yields to narrow dramatically. In fact, corporate-Treasury spreads are at their lowest levels since 1990, when the current economic recovery began. We believe this has made corporate securities less attractive than other fixed-income sectors.

Q: LOOKING AHEAD, WHAT IS YOUR OUTLOOK FOR THE BOND MARKET OVER THE NEXT SIX MONTHS?

A: The uncertain economic picture has been muddied further by recent economic data that seem to suggest a slowdown. Market participants now appear less convinced that the Fed will raise rates before the end of 1996. We expect the bond market to remain in its current trading range for the next few months until a clearer economic picture emerges.

     We're also keeping an eye on inflation, especially labor costs. Recent government employment reports have shown strong increases in hourly earnings. Wages are about two-thirds of the cost of doing business, so rising labor costs could put upward pressure on consumer prices in 1997.

Q: THERE HAVE BEEN REPORTS OF RISING WAGES OVER THE PAST SEVERAL YEARS, BUT THESE INCREASED COSTS NEVER MATERIALIZED IN THE CONSUMER PRICE INDEX. WHAT MAKES YOU THINK IT WILL BE DIFFERENT THIS TIME?

A: Throughout the current economic recovery, now in its sixth year, the inflation rate has remained steady or even declined despite evidence of rising labor costs. Part of the reason is that it's been a slow, gradual recovery without the sudden growth spurts that usually lead to shortages of raw materials or labor. In addition, technological advances, improved efficiency and corporate downsizing resulted in significant productivity gains over the past five years. The cost savings from these productivity improvements offset most of the wage increases.

     However, we're skeptical that productivity gains will continue at the same rate going forward. Without this advantage, businesses may finally be forced to pass on rising labor costs to the consumer.

Q:   GIVEN THIS OUTLOOK, WHAT ARE YOUR PLANS FOR THE FUND GOING FORWARD?

A: We intend to maintain the fund's defensive position, possibly shortening its duration further over the next few months. We will continue to underweight corporate bonds and look to expand our holdings of Treasury and mortgage-backed securities. Mortgage-backed securities look especially attractive to us--they are among the highest-yielding government securities available and tend to outperform other fixed-income sectors when interest rates are steady.


QUALITY DIVERSIFICATION (AS OF SEPTEMBER 30, 1996)
---------------------------------------------------------------------------



(MOODY'S RATING)          % OF FUND INVESTMENTS

      AAA                          49%

       AA                          12%

       A                           21%

      BBB                          18%
                            ----------------
                                  100%
                            ================


WEIGHTED AVERAGE MATURITY (as of September 30, 1996)
---------------------------------------------------------------------------
Years                                           8.94

Weighted average maturity indicates the average time until the principal on the fund's bonds is expected to be repaid, weighted by dollar amount.


DURATION (as of September 30, 1996)
---------------------------------------------------------------------------
Years                                           5.01


Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.


        Premium Managed Bond schedule of investments begins on page 11.


                                        8

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)

PREMIUM GOVERNMENT RESERVE
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                       VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES* -- 67.3%

$    875,000  FFCB, 5.19%, 11-1-96         $          871,052

   1,700,000  FFCB, 5.19%, 11-15-96                 1,688,568

     500,000  FHLB, 5.19%, 10-15-96                   498,995

   1,000,000  FHLB, 5.19%, 10-15-96                   997,916

   1,050,000  FHLB, 5.19%, 10-28-96                 1,045,858

   1,000,000  FHLB, 5.19%, 10-30-96                   995,674

     850,000  FHLB, 5.19%, 11-12-96                   844,774

     500,000  FHLMC, 5.18%, 10-1-96                   500,000

     550,000  FHLMC, 5.18%, 10-7-96                   549,510

     779,000  FHLMC, 5.18%, 10-8-96                   778,205

   1,200,000  FHLMC, 5.18%, 10-10-96                1,198,416

     655,000  FHLMC, 5.18%, 10-11-96                  654,039

      45,000  FHLMC, 5.18%, 10-15-96                   44,908

   1,409,000  FHLMC, 5.18%, 11-7-96                 1,401,267

   2,900,000  FNMA, 5.20%, 10-18-96                 2,892,783

   1,700,000  FNMA, 5.20%, 10-21-96                 1,695,004

     500,000  FNMA, 5.20%, 10-24-96                   498,339

     300,000  FNMA, 5.20%, 11-20-96                   297,845

   1,350,000  FNMA, 5.20%, 12-6-96                  1,336,685

     775,000  FNMA, 5.20%, 12-13-96                   766,797
                                       ------------------------------------
                                                   19,556,635
                                       ------------------------------------


OTHER U.S. GOVERNMENT AGENCY SECURITIES* -- 32.7%

   1,500,000  FFCB, 5.66%, 2-3-97                   1,500,567

   1,000,000  FFCB, VRN, 5.59%,
              10-17-96, resets monthly
              off the 1-month LIBOR
              minus .20% with no caps,
              final maturity 3-17-97                  999,464

   1,000,000  FFCB,  VRN,  5.57%,  10-1-96,
              resets  weekly  off  the
              6-month T-Bill rate plus
              .05% with no caps,
              final maturity 6-13-97                1,000,000

   2,000,000  FHLB, 5.31%, 12-12-96                 1,998,737

   1,000,000  FHLB,  VRN,  5.36%,  10-1-96,
              resets daily off
              the Fed Funds rate plus
              .15% with no caps, final
              maturity 8-1-97                       1,000,000


--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                      VALUE
--------------------------------------------------------------------------------

$ 1,000,000  FNMA, 5.68%, 10-7-96              $    1,000,029

    500,000  FNMA, 7.60%, 1-10-97                     502,756

  1,500,000  FNMA, VRN, 5.52%, 10-1-96,
             resets weekly off the
             3-month T-Bill rate plus
             .20%, final maturity 8-22-97           1,499,360
                                          ------------------------------------
                                                    9,500,913
                                          ------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%             $29,057,548
                                             ======================


PREMIUM CAPITAL RESERVE
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                     VALUE
--------------------------------------------------------------------------------


COMMERCIAL PAPER*


AUTOMOBILES & AUTO PARTS -- 2.0%
$2,700,000  Daimler-Benz North
             America Corp.,
             5.29%, 10-11-96                 $      2,696,025
                                             ----------------

BANKING -- 14.0%
 5,700,000  Bil North America, Inc.,
            5.27%, 10-15-96                         5,687,853

 3,000,000  Caisse D'Amortissement,
            5.32%, 1-15-97                          2,951,063

 2,100,000  Deutsche Bank A.G.,
            5.26%, 10-21-96                         2,093,700

 3,000,000  Generale Bank, Inc.,
            5.32%, 1-16-97                          2,950,334

 1,000,000  Morgan (J.P.) Delaware,
            5.27%, 12-3-96                            990,637

 2,000,000  Nordbanken, 5.26%, 10-17-96             1,995,298

 2,000,000  Pemex Capital, 5.26%, 10-21-96          1,993,967
                                             ----------------
                                                   18,662,852
                                             ----------------

CHEMICALS & RESINS -- 0.5%
 657,000  Bayer AG, 5.30%, 10-8-96                    656,320
                                             ----------------

COMMUNICATIONS SERVICES -- 1.9%
 2,600,000  Ameritech Corp., 5.33%, 10-2-96         2,599,610
                                             ----------------

See Notes to Financial Statements

                                        9


--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (CONTINUED) September 30, 1996 (Unaudited)


PREMIUM GOVERNMENT RESERVE (CONT.)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                   VALUE
--------------------------------------------------------------------------------

DIVERSIFIED COMPANIES -- 5.2%
 $5,000,000  Mitsubishi International,
              5.27%, 10-15-96                   $  4,989,344

  2,000,000  Mitsui & Co. (USA) Inc.,
              5.24%, 10-29-96                      1,991,569
                                                -------------
                                                   6,980,913
                                                -------------

EDUCATION -- 0.8%
 1,100,000  Leland Stanford,
             5.28%-5.32%, 12-12-96
             through 1-14-97                       1,085,115
                                                -------------

FINANCIAL SERVICES -- 31.1%
 6,000,000  American Express Credit Corp.,
             5.26%, 11-18-96                       5,957,600

 2,200,000  Associates Corp., NA,
             5.25%, 10-23-96                       2,192,847

 6,330,000  BT Securities Corporation,
             5.26%-5.27%, 10-16-96
             through 12-6-96                       6,302,755

 2,100,000  Ford Motor Credit Co.,
             5.25%, 11-8-96                        2,088,030

 5,000,000  General Electric Capital Corp.,
             5.29%-5.32%, 10-10-96
             through 1-21-97                       4,948,967

 6,200,000  Hitachi Credit Corp.,
             5.24%-5.26%, 10-23-96
             through 11-26-96                      6,159,781

 4,300,000  Merrill Lynch & Co., Inc.,
             5.26%, 11-18-96
             through 11-27-96                      4,266,852

 5,000,000  National Rural Utilities
             Cooperative Finance Corp.,
             5.26%, 11-19-96                       4,963,795

 4,700,000  Panasonic Finance, Inc.,
             5.26%, 10-18-96
             (Acquired 9-18-96,
             Cost $4,679,046)(+)                   4,688,126
                                                 ------------
                                                  41,568,753
                                                 ------------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                     VALUE
--------------------------------------------------------------------------------

INSURANCE -- 4.4%
$3,500,000  General Re Corp.,
              5.28%, 12-16-96                     $  3,459,509

 2,463,000  Metlife Funding Inc.,
              5.26%, 10-21-96                        2,455,679
                                                  ------------

                                                     5,915,188
                                                  ------------
MEDIA & BROADCASTING -- 0.5%
   640,000  Disney (Walt) Co.,
            5.34%, 10-1-96                             640,000
                                                  ------------

METALS & MINING -- 2.2%
 3,000,000  U.S. Borax, Inc., 5.25%, 11-13-96        2,981,008
                                                  ------------

PAPER & FOREST PRODUCTS -- 1.1%
 1,500,000  Chevron U.K. Investment,
             5.27%, 10-15-96                         1,496,903
                                                   -----------

PHARMACEUTICALS -- 4.3%
3,800,000  Sandoz Corp.,
            5.24%-5.25%, 10-24-96
            through 11-1-96                          3,785,690

2,000,000  Sandoz Corp., 5.24%, 11-1-96
            (Acquired 9-10-96,
             Cost $1,984,400)(+)                     1,990,700
                                                   -----------

                                                     5,776,390
                                                   -----------

PUBLISHING -- 4.5%
6,000,000  Gannett Co., Inc.,
            5.27%, 10-16-96
            (Acquired 7-18-96,
             Cost $5,917,950)(+)                     5,986,325
                                                   -----------

RETAIL (SPECIALTY) -- 4.8%
6,400,000  Southland Corp.,
            5.24%-5.30%, 10-8-96
            through 11-5-96                          6,386,728
                                                   -----------

SOVEREIGN GOVERNMENTS
 & AGENCIES -- 4.8%
6,460,000  Sweden (Kingdom of),
            5.26%-5.27%, 11-22-96
            through 12-6-96                          6,402,941
                                                   -----------

See Notes to Financial Statements

                                       10

--------------------------------------------------------------------------------

PREMIUM CAPITAL RESERVE (CONT.)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                       VALUE
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER -- 82.1%          $         109,835,071
                                                  ------------

CERTIFICATES OF DEPOSIT -- 2.2%
$3,000,000  ABN Amro Bank Chicago,
             5.54%, 11-6-96                          3,000,024
                                                  ------------

OTHER CORPORATE DEBT -- 6.0%
 1,000,000  Abbey National  Treasury,
             MTN, VRN,  5.39%,  10-21-96,
             resets monthly off the
             1-month LIBOR minus .10%
             with no caps,
             final maturity 2-21-97                    999,773
 2,000,000  Bayerische Landesbank, VRN,
             5.27%, 10-1-96, resets monthly
             off the 1-month LIBOR
             minus .15% with no caps,
             final maturity 3-3-97                   1,999,102

5,000,000  Wachovia Bank of NC, VRN,
            5.36%, 10-7-96, resets monthly
            off the 1-month LIBOR
            minus .125% with no caps,
            final maturity 1-3-97                    4,998,794
                                                   -----------
                                                     7,997,669
                                                   -----------


U.S. GOVERNMENT AGENCY SECURITIES* -- 9.7%

3,500,000  FFCB,  VRN,  5.59%,  10-17-96,
           resets  monthly off the
           1-month LIBOR minus .20%
           with no caps, final maturity
           3-17-97                                   3,498,128

2,000,000  FHLB, VRN, 5.36%, 10-1-96,
           resets daily off the Fed
           Funds rate plus .15% with
           no caps, final maturity 8-1-97            2,000,000

3,500,000  FNMA, 5.30%, 12-26-96                     3,503,380


--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                       VALUE
--------------------------------------------------------------------------------

$3,000,000 FNMA, VRN, 5.29%, 10-1-96,
            resets daily off the Fed
            Funds rate plus .01% with
            no caps, final maturity 5-5-97      $    2,998,455

 1,000,000  SLMA, MTN, VRN, 5.57%,
            10-4-96,  resets  quarterly
            off the 3-month LIBOR plus
            .01% with no caps, final
            maturity 10-4-96                         1,000,000
                                                   -----------
                                                    12,999,963
                                                   -----------

TOTAL INVESTMENT
SECURITIES -- 100.0%                            $  133,832,727
                                                ==============


PREMIUM MANAGED BOND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                     VALUE
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES* -- 30.8%

$1,000,000  U.S. Treasury Note,
             4.375%, 11-15-96                   $     999,889

   700,000  U.S. Treasury Note,
             5.625%, 6-30-97                          700,056

   500,000  U.S. Treasury Note,
             5.125%, 2-28-98                          494,345

   300,000  U.S. Treasury Note,
             7.125%, 9-30-99                          306,825

   400,000  U.S. Treasury Note,
             7.75%, 1-31-00                           416,656

 1,100,000  U.S. Treasury Note,
             5.75%, 10-31-00                        1,073,820

   900,000  U.S. Treasury Note,
             6.625%, 6-30-01                          905,499

   200,000  U.S. Treasury Note,
             6.625%, 7-31-01                          201,244

   400,000  U.S. Treasury Bond,
             7.125%, 2-15-23                          403,044

   300,000  U.S. Treasury Bond,
             7.50%, 11-15-24                          317,145

   300,000  U.S. Treasury Bond,
             6.00%, 2-15-26                           263,799
                                                 ------------
(Cost $6,086,965)                                   6,082,322
                                                 ------------

See Notes to Financial Statements

                                       11


SCHEDULES OF INVESTMENTS (CONTINUED) September 30, 1996 (Unaudited)
Premium Managed Bond (cont.)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                      VALUE
-------------------------------------------------------------------------------


MORTGAGE-BACKED SECURITIES** -- 14.9%

$1,568,987  FNMA Pool #272894,
             6.00%, 10-25-01                    $  1,499,826

 1,491,581  GNMA Pool #313107,
             7.00%, 1-15-06                        1,449,563
                                                ------------
(Cost $3,009,282)                                  2,949,389
                                                ------------

CORPORATE BONDS

AIRLINES -- 2.5%
  500,000  Delta Air Lines, Inc.,
            Equipment Trust Certificates,
            7.541%, 10-11-11                         489,375
                                                ------------

AUTOMOBILES & AUTO PARTS -- 1.8%
  350,000  General Motors Co.,
            7.00%, 6-15-03                           349,562
                                                ------------
BANKING -- 7.1%

  400,000  Chase Manhattan Corp.,
            8.80%, 2-1-00                            403,500
  200,000  First Union Corp.,
            8.77%, 11-15-04                          209,750
  500,000  National Bank of Canada,
            8.125%, 8-15-04                          522,500

  300,000  Santander Financial
            Issuances, Ltd.,
            6.375%, 2-15-11                          270,375
                                                ------------
                                                   1,406,125
                                                ------------
CHEMICALS & RESINS -- 1.9%

  300,000  ARCO Chemical Co.,
            10.25%, 11-1-10                          376,875
                                                 -----------

ENERGY
(PRODUCTION & MARKETING) -- 1.8%
  300,000  Coastal Corp. (The),
            10.25%, 10-15-04                         350,625
                                                ------------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                     VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 9.4%
$500,000  Associates Corp., NA,
           6.625%, 6-15-05                      $    480,625

 200,000  Ford Motor Credit Co.,
           6.75%, 5-15-05                            192,500

 300,000  Lehman Brothers Holdings Inc.,
           6.625%, 11-15-00                          294,750

 300,000  Lehman Brothers Inc.,
           7.25%, 4-15-03                            298,125

 300,000  Merrill Lynch & Co., Inc.,
           7.00%, 3-15-06                            293,625

 300,000  Paine Webber Group Inc.,
           7.875%, 2-15-03                           307,500
                                                ------------
                                                   1,867,125
                                                ------------

INSURANCE -- 1.5%

 300,000  Delphi Financial Group, Inc.,
           8.00%, 10-1-03                            288,375
                                                ------------

MEDIA & BROADCASTING -- 1.5%

 300,000  Time Warner Inc.,
           6.85%, 1-15-26,
           put date 1-15-03                          292,500
                                                ------------

PAPER & FOREST PRODUCTS -- 1.7%

 200,000  Boise Cascade Corp.,
           9.45%, 11-1-09                            226,000
 100,000  Georgia-Pacific Corp.,
           9.50%, 12-1-11                            115,000
                                               -------------
                                                     341,000
                                               -------------


PHARMACEUTICALS -- 2.7%

 500,000  Lilly (Eli) & Co.,
           8.375%, 2-7-05                            541,250
                                               -------------

REAL ESTATE -- 4.0%

 300,000  Price REIT, Inc. (The),
           7.25%, 11-1-00                            298,875

 500,000  Spieker Properties, Inc.,
           6.80%, 12-15-01                           488,125
                                               -------------
                                                     787,000
                                               -------------

See Notes to Financial Statements

                                       12

PREMIUM MANAGED BOND (CONT.)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                    VALUE
--------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) -- 1.8%

$300,000  Sears, Roebuck & Co., Inc.,
           9.375%, 11-1-11                      $    351,000
                                                ------------

STEEL -- 1.5%

300,000  USX Corp., MTN, 7.75%, 1-21-98              304,500
                                                ------------

UTILITIES -- 4.2%

500,000  Columbia Gas System, Inc. (The),
          6.80%, 11-28-05                            481,875

400,000  Duke Power Co., 6.875%, 8-1-23              360,000
                                                ------------
                                                     841,875
                                                ------------

TOTAL CORPORATE BONDS -- 43.4%                     8,587,187
                                                ------------
(Cost $8,714,507)



SOVEREIGN GOVERNMENTS & AGENCIES -- 9.1%

500,000  Hydro-Quebec, 8.05%,
          7-7-24, put date 7-7-06                    533,750

500,000  Korea Electric Power,
          6.375%, 12-1-03                            478,125

400,000  Province of Ontario
          Global Bonds, 7.625%, 6-22-04              414,000

400,000  Province of Quebec Bonds,
          7.125%, 2-9-24                             367,000
                                                ------------
(Cost $1,822,019)                                  1,792,875
                                                ------------

TEMPORARY
CASH INVESTMENTS -- 1.8%

Repurchase Agreement (Goldman Sachs &
 Co., Inc.), 5.60%, due 10-1-96;
 collateralized by $300,000 par value
 U.S. Treasury Bonds, 10.75%, due 2-15-03
 (Delivery value $359,056)                           359,000
                                                ------------
(Cost $359,000)



TOTAL INVESTMENT
SECURITIES -- 100.0%                            $ 19,770,773
                                                ============
(Cost $19,991,773)


Notes to Schedules of Investments
--------------------------------------------------------------------------------
FFCB = Federal Farm Credit Banks

FHLB = Federal Home Loan Banks

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets = The frequency with which a fixed-income security's coupon changes, based on current market conditions or an underlying index. the more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

VRN = Variable Rate Note; rates shown were effective at 9-30-96. interest reset date is indicated and used in calculating the weighted average portfolio maturity.


* The rates for U.S. Government Agency Discount Notes and commercial paper are the yield to maturity at September 30, 1996. The rates for U.S. Government Agency securities and U.S. Treasury securities are the stated coupon rates.


** Remaining expected life is indicated and used for calculating the average weighted portfolio maturity.

(+)Purchased under Rule 144A of the Securities Act of 1933 and restricted for sale to qualified institutional investors. The aggregate value of restricted securities at September 30, 1996, was $12,665,151, which represented 9.43% of the net assets of Premium Capital Reserve.

See Notes to Financial Statements

                                       13

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
                                                                           PREMIUM                 PREMIUM              PREMIUM
                                                                         GOVERNMENT                CAPITAL              MANAGED
                                                                           RESERVE                 RESERVE                BOND
September 30, 1996 (Unaudited)

ASSETS
Investment securities, at value
  (amortized cost for Government
  Reserve and Capital Reserve;
  identified cost of $19,991,773 for

  Managed Bond)(NOTE 3) .....................................         $   29,057,548         $   133,832,727          $  19,770,773

Cash ........................................................                193,222                 743,264                  6,006

Interest receivable .........................................                126,402                 339,381                358,159
                                                                      --------------         ---------------          -------------

                                                                          29,377,172             134,915,372             20,134,938

                                                                      --------------         ---------------          -------------

LIABILITIES

Disbursements in excess of
  demand deposit cash .......................................                  2,556                 304,302                    526

Payable for capital shares redeemed .........................                  9,289                 267,810                111,055

Accrued management fees (NOTE 2) ............................                 10,484                  49,759                  7,327

Dividends payable ...........................................                  8,379                  56,288                 10,037

Other liabilities ...........................................                     32                     186                     17

                                                                      --------------         ---------------          -------------

                                                                              30,740                 678,345                128,962
                                                                      --------------         ---------------          -------------

NET ASSETS APPLICABLE
TO OUTSTANDING SHARES .......................................         $   29,346,432         $   134,237,027          $  20,005,976
                                                                      ==============         ===============          =============


CAPITAL SHARES, $.01 PAR VALUE

Authorized ..................................................          1,000,000,000           1,000,000,000            100,000,000
                                                                      ==============         ===============          =============

Outstanding .................................................             29,346,432             134,237,948              2,037,061
                                                                      ==============         ===============          =============

NET ASSET VALUE PER SHARE ...................................         $         1.00         $          1.00          $        9.82
                                                                      ==============         ===============          =============

NET ASSETS CONSIST OF:

Capital (par value and  paid-in surplus) ....................         $   29,346,432         $   134,237,967          $  20,291,623

Accumulated undistributed net realized
  (loss) from investment transactions .......................                   --                      (940)               (64,647)

Net unrealized (depreciation)
  on investments (NOTE 3) ...................................                   --                      --                 (221,000)

                                                                      --------------         ---------------          -------------
                                                                      $   29,346,432         $   134,237,027          $  20,005,976
                                                                      ==============         ===============          =============

See Notes To Financial Statements

                                       14

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS


                                                                            PREMIUM                 PREMIUM                PREMIUM
                                                                           GOVERNMENT               CAPITAL                MANAGED
                                                                            RESERVE                 RESERVE                  BOND
Six Months Ended
September 30, 1996 (Unaudited)


INVESTMENT INCOME

Interest income ...............................................             $732,834             $ 3,634,943              $ 667,507
                                                                            --------             -----------              ---------

Expenses:
  Management fees (NOTE 2) ....................................               60,978                 297,976                 44,361
  Directors' fees and expenses ................................                  117                     582                     85
                                                                            --------             -----------              ---------
                                                                              61,095                 298,558                 44,446
                                                                            --------             -----------              ---------
NET INVESTMENT
INCOME ........................................................              671,739               3,336,385                623,061
                                                                            --------             -----------              ---------

REALIZED AND UNREALIZED (LOSS)
ON INVESTMENTS (NOTE 3)

Net realized (loss) on investments ............................                 --                      (282)               (44,044)

Change in net unrealized
  (depreciation) on investments ...............................                 --                      --                 (181,144)
                                                                            --------             -----------              ---------

NET REALIZED AND UNREALIZED
(LOSS) ON INVESTMENTS .........................................                 --                      (282)              (225,188)
                                                                            --------             -----------              ---------

NET INCREASE IN
NET ASSETS  RESULTING
FROM OPERATIONS ...............................................             $671,739             $ 3,336,103              $ 397,873
                                                                            ========             ===========              =========

See Notes To Financial Statements

                                       15

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                 GOVERNMENT
                                                                                                  PREMIUM
                                                                                                  RESERVE
Six Months Ended September 30, 1996
(Unaudited) And Year Ended March 31, 1996
                                                                               September 30, 1996     March 31, 1996
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS


Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    671,739         $  1,129,713

Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . .             --                   --

Change in net unrealized appreciation (depreciation) on investments  . . . .             --                   --
                                                                                 ------------         ------------
Net increase in net assets resulting from operations . . . . . . . . . . . .          671,739            1,129,713
                                                                                 ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income . . . . . . . . . . . . . . . . . . . . . . . . .         (671,739)          (1,129,713)
                                                                                 ------------         ------------


CAPITAL SHARE TRANSACTIONS


Proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . .       23,849,305           39,673,000

Proceeds from reinvestment of distributions  . . . . . . . . . . . . . . . .          638,153            1,068,845

Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .      (21,331,790)         (30,931,876)
                                                                                 ------------         ------------

Net increase (decrease) in net assets
 from capital share transactions . . . . . . . . . . . . . . . . . . . . . .        3,155,668            9,809,969
                                                                                 ------------         ------------

NET INCREASE (DECREASE)
IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,155,668            9,809,969

NET ASSETS

Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       26,190,764           16,380,795
                                                                                 ------------         ------------
End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 29,346,432         $ 26,190,764
                                                                                 ============         ============

TRANSACTIONS IN SHARES OF THE FUNDS:

Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       23,849,305           39,673,000

Issued in reinvestment of distributions  . . . . . . . . . . . . . . . . . .          638,153            1,068,845

Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (21,331,790)         (30,931,876)
                                                                                 ------------         ------------
Net increase (decrease)  . . . . . . . . . . . . . . . . . . . . . . . . . .        3,155,668            9,809,969
                                                                                 ============         ============

See Notes to Financial Statements

                                       16

                      PREMIUM                                               PREMIUM
                      CAPITAL                                               MANAGED
                      RESERVE                                                 BOND
---------------------------------------------------------------------------------------------------------

 SEPTEMBER 30, 1996            MARCH 31, 1996            SEPTEMBER 30, 1996           MARCH 31, 1996

   $  3,336,385                $   7,677,131                $    623,061                $    968,146

           (282)                       1,221                     (44,044)                    164,018

           --                           --                      (181,144)                    261,690
   ------------                -------------                ------------                ------------
      3,336,103                    7,678,352                     397,873                   1,393,854
   ------------                -------------                ------------                ------------

     (3,336,385)                  (7,677,131)                   (623,061)                   (968,146)
   ------------                -------------                ------------                ------------

    106,544,803                  299,774,625                   2,975,057                  14,360,300

      3,161,075                    7,350,635                     611,776                     949,722

   (108,885,234)                (312,138,031)                 (3,635,186)                 (5,790,446)
   ------------                -------------                ------------                ------------

        820,644                   (5,012,771)                    (48,353)                  9,519,576
   ------------                -------------                ------------                ------------

        820,362                   (5,011,550)                   (273,541)                  9,945,284

    133,416,665                  138,428,215                  20,279,517                  10,334,233
   ------------                -------------                ------------                ------------

  $ 134,237,027                $ 133,416,665                $ 20,005,976                $ 20,279,517
  =============                =============                ============                ============


    106,544,803                  299,774,625                     304,396                   1,428,902

      3,161,075                    7,350,635                      62,581                      94,806

   (108,885,234)                (312,138,050)                   (371,330)                   (574,171)
   ------------                -------------                ------------                ------------
        820,644                   (5,012,790)                     (4,353)                    949,537
   ============                =============                ============                ============

                                       17

NOTES TO FINANCIAL STATEMENTS September 30, 1996 (Unaudited)

1. Organization and Summary of Significant Accounting Policies

Organization--

Twentieth Century Premium Reserves, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Three series of funds, investing primarily in fixed-income securities, are currently issued as: Premium Government Reserve, Premium Capital Reserve and Premium Managed Bond (the Funds). The investment objective of Premium Government Reserve and Premium Capital Reserve is to obtain as high a level of current income as is consistent with preservation of capital and maintenance of liquidity within the standards of investment prescribed in the prospectus. The investment objective of Premium Managed Bond is to obtain a high level of income from investments in a portfolio of bonds and other debt obligations having a weighted average adjusted duration of 3.5 years or greater. The following significant accounting policies related to the Funds are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuations--

Securities held by Premium Managed Bond are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices. The securities held by Premium Capital Reserve and Premium
Government Reserve are valued at amortized cost, which approximates current value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the board of directors.

Security Transactions--

Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income--

Interest income is recognized on the accrual basis and includes amortization of discounts and premiums.

Repurchase Agreements--

The Funds may enter into repurchase agreements with institutions that the Funds' investment manager has determined are creditworthy pursuant to criteria adopted by the board of directors. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a default under the repurchase agreement. The Funds' investment manager monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Funds under each such repurchase agreement.

Income Tax Status--

It is the policy of the Funds to distribute all taxable income and capital gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal income taxes.

                                       18

Distributions to Shareholders--

Distributions from net investment income are declared daily and distributed monthly. Premium Capital Reserve and Premium Government Reserve do not expect to realize any long-term capital gains and, accordingly, do not expect to pay any capital gains distributions. Net realized gains in excess of available capital loss carryovers will be distributed each December to shareholders of Premium Managed Bond. At March 31, 1996, Premium Managed Bond had an accumulated net realized capital loss carryover of $11,160 (expiring in 2003), which may be used to offset future taxable capital gains.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differences in the recognition of income and expense items for financial statement and tax purposes.

Supplementary Information--

Certain officers and directors of the Corporation are also officers and/or directors and, as a group, controlling stockholders of Twentieth Century Companies, Inc., the parent of the Corporation's investment manager, Investors Research Corporation (IRC).

Use of Estimates--

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



2. Management of Agreement

The Management Agreement with IRC provides for a monthly management fee computed by multiplying the applicable fee for each Fund by the average daily closing value of such Fund's net assets during the previous month. The Agreement further provides that all expenses of the Funds, except brokerage commissions, taxes, interest, expenses of those directors who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses, will be paid by IRC. The Agreement may be terminated by either party upon 60 days' written notice. The current annual management fee for each Fund is .45%.



3. Investment Transactions

For Premium Managed Bond, the aggregate cost of investment securities purchased (excluding short-term investments) for the six months ended September 30, 1996, totaled $2,702,489 for U.S. government obligations and $1,227,356 for corporate obligations; proceeds from investment securities sold totaled $1,980,239 for U.S. government obligations and $1,733,852 for corporate obligations. On September 30, 1996, accumulated net unrealized depreciation on investments, based on the aggregate cost of investments of $19,997,179 for federal income tax purposes, was $226,406, consisting of unrealized appreciation of $121,501 and unrealized depreciation of $347,907.

                                       19

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

                                                     PREMIUM GOVERNMENT RESERVE

                                                          SIX MONTHS                         YEARS ENDED MARCH 31,
                                                       ENDED SEPTEMBER 30,      ----------------------------------------------------
                                                        1996 (UNAUDITED)            1996               1995                1994
NET ASSET VALUE,
BEGINNING OF PERIOD ...............................    $         1.00         $         1.00      $         1.00      $        1.00
                                                          -----------            -----------         -----------         ----------
INCOME FROM
INVESTMENT OPERATIONS

Net Investment  Income ............................              .025                   .053                .045               .027
                                                          -----------            -----------         -----------         ----------
DISTRIBUTIONS

From Net  Investment Income .......................             (.025)                 (.053)              (.045)             (.027)

                                                          -----------            -----------         -----------         ----------
NET ASSET VALUE,  END OF PERIOD ...................    $         1.00         $         1.00      $         1.00      $        1.00
                                                          ===========            ===========         ===========         ==========


TOTAL RETURN(1) ...................................              2.51%                  5.49%               4.62%              2.75%

RATIOS/SUPPLEMENTAL DATA

Ratio of Expenses to  Average Net Assets ..........               .45%(2)                .44%                .45%               .45%

Ratio of Net Investment
Income to Average Net Assets ......................              4.95%(2)               5.30%               4.84%              2.72%

Net Assets, End  of Period (in thousands) .........     $      29,346            $    26,191         $    16,381         $    5,459
------------------------------------------------------------------------------------------------------------------------------------

(1)TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
   DISTRIBUTIONS, IF ANY.
(2)ANNUALIZED.

See Notes to Financial Statements

                                                                 20

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                             PREMIUM CAPITAL RESERVE
                                                                SIX MONTHS                           YEARS ENDED MARCH 31,
                                                            ENDED SEPTEMBER 30,    -------------------------------------------------
                                                              1996 (UNAUDITED)         1996                1995           1994


NET ASSET VALUE,
BEGINNING OF PERIOD .................................      $    1.00          $       1.00       $      1.00      $        1.00

INCOME FROM
INVESTMENT OPERATIONS

  Net Investment Income .............................           .025                  .054              .046               .028


DISTRIBUTIONS

  From Net  Investment Income .......................          (.025)                (.054)            (.046)             (.028)

NET ASSET VALUE,
END OF PERIOD .......................................      $    1.00          $       1.00       $      1.00      $        1.00
                                                           ==========         ============       ===========      =============

TOTAL RETURN(1) .....................................           2.55%                 5.58%            4.66%              2.81%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Expenses to
  Average Net Assets ................................            .45%(2)               .45%             .45%               .45%

  Ratio of Net Investment
  Income to Average Net Assets ......................           5.04%(2)              5.50%            4.76%              2.83%

  Net Assets, End  of Period (in thousands) ........       $ 134,237          $    133,417       $  138,428       $     38,823

------------------------------------------------------------------------------------------------------------------------------------
(1)TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS, IF ANY.
(2)ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 21

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        PREMIUM MANAGED BOND

                                                                       SIX MONTHS                      YEARS ENDED MARCH 31,
                                                                   ENDED SEPTEMBER 30,
                                                                    1996 (UNAUDITED)           1996           1995          1994
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  BEGINNING OF PERIOD ........................    $        9.93      $         9.46   $       9.64   $     10.00
                                                                  -------------      --------------   ------------   -----------

INCOME FROM  INVESTMENT OPERATIONS

Net Investment  Income .......................................             .307                .607           .588          .462

Net Realized and Unrealized Gains (Losses) ...................            (.110)               .470          (.180)        (.360)
                                                                  --------------     --------------   ------------   -----------
Total from Investment Operations .............................             .197               1.077           .408          .102
                                                                  --------------     --------------   ------------   -----------
DISTRIBUTIONS

From Net  Investment Income ..................................            (.307)              (.607)         (.588)        (.462)
                                                                  --------------     --------------   ------------   -----------
NET ASSET VALUE,  END OF PERIOD ..............................    $        9.82      $         9.93   $       9.46   $      9.64
                                                                  ==============     ==============   ============   ===========
TOTAL RETURN(1) ..............................................             2.04%              11.53%          4.48%          .92%

RATIOS/SUPPLEMENTAL DATA

Ratio of Expenses to  Average Net Assets .....................              .45%(2)             .43%           .45%          .45%

Ratio of Net Investment Income to Average Net Assets .........             6.26%(2)            6.08%          6.30%         4.65%

Portfolio Turnover Rate ......................................               19%                 92%            51%          144%

Net Assets, End  of Period (in thousands) ....................    $      20,006       $      20,280   $     10,334   $     8,080

------------------------------------------------------------------------------------------------------------------------------------
(1)TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS, IF ANY.
(2)ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS
                                       22


                     [THIS PAGE LEFT BLANK FOR YOUR NOTES.]



                                       23



                     [THIS PAGE LEFT BLANK FOR YOUR NOTES.]



                                       24


                                  [blank page]


TWENTIETH CENTURY PREMIUM RESERVES, INC.


INVESTMENT MANAGER
INVESTORS RESEARCH CORPORATION
KANSAS CITY, MISSOURI

THIS REPORT AND THE FINANCIAL STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


TWENTIETH CENTURY MUTUAL FUNDS
and THE BENHAM GROUP
------------------------------------------
P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200
------------------------------------------
PERSON-TO-PERSON ASSISTANCE:
1-800-345-2021 OR 816-531-5575
------------------------------------------
AUTOMATED INFORMATION LINE:
1-800-345-8765
------------------------------------------
TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-753-1865
------------------------------------------
FAX: 816-340-7962
------------------------------------------
Internet: http://www.twentieth-century.com
------------------------------------------
SH-BKT-6002             RECYCLED
9611                [Recycled Logo]


                                                            Twentieth Century
                                                         Premium Reserves Funds

                                                            Semiannual Report

                                                            September 30, 1996



                                                      PREMIUM GOVERNMENT RESERVE

                                                        PREMIUM CAPITAL RESERVE

                                                          PREMIUM MANAGED BOND

                                                      --------------------------

                                                            TWENTIETH CENTURY
                                                         PREMIUM RESERVES, INC.

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